Leases - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 38,641	¥ 42,435	¥ 47,921